--------------------------------------------------------------------------------


                                Maxus Equity Fund


--------------------------------------------------------------------------------





                               Semi-Annual Report


















                                 June 30, 2000









--------------------------------------------------------------------------------

Dear Shareholders,


For the first six months of 2000, the Maxus family of funds has continued their exceptional performance relative to their respective market indices and competing mutual funds. It was a difficult period for both bond and equity funds. Rising interest rates and a re-emphasis on earning expectations were the culprits.

Leading our effort in absolute performance was the Maxus Income Fund. Within a universe of 525 domestic taxable bond funds, Maxus Income was the number one mutual fund in the country during the first half of the year according to Lipper Financial Services. During this period alone your Fund produced an 11% total return, against an average of less than 1% for competing funds and 5.46% for the Ryan Index.

The Maxus Equity Fund also had an outstanding first six months producing a return of 11.61% against the Russell 3000 which returned 0.98%, the S&P 500 which returned a negative 0.47% and the Lipper Multi-Cap Value Index which returned a negative 0.77%. Maxus Equity once again has proven that persistency and consistency are desirable characteristics for a mutual fund.

After significantly outperforming the competition in 1999, the Maxus Aggressive Value Fund produced a more modest 4.72% %, exactly in line with the average micro-cap value fund (4.96%), but behind the average micro-cap fund which returned 8.55%. In my estimation, micro-cap value is the most compelling market sector today, and my expectation are exceptionally high for Maxus Aggressive Value in the next 3 to 5 years.

Starting to show renewed signs of life since the year began were companies headquartered in Ohio. Reflecting this trend was the Maxus Ohio Heartland Fund. MOH returned 5.84% during this period.

Finally, our star performer in 1999 found the going a little rougher in the six months of 2000. Maxus Laureate produced a return of 0.93% against the negative 2.56% return on the Morgan Stanley World Index, an excellent relative performance nevertheless.

A major characteristic of the stock market during the past five years has been what I call "sector rotation/correction." Rather than periodic corrections devastating the entire market, each market sector has run through its own corrective phase, on its own time, leaving the rest of the market relatively unchanged. For example, during the first half of 2000, the dot.coms and overvalued technology issues were taken down, along with auto related and certain other cyclical stocks, while much of the entire market remained unchanged.

Investors across the board have been the beneficiaries of this phenomenon as market psychology has remained unequivocally positive in spite of rising interest rates and major earnings disappointments. For the remainder of 2000 and beyond, I am looking for much of the same.


Sincerely,



Richard Barone

 SHARES / PRINCIPAL AMOUNT                              MARKET VALUE    % ASSETS

            COMMON STOCKS

            Basic Materials
    50,000  A. Schulman                                 $    603,125
    30,000  Great Lakes Chemical                             945,000
                                                           ---------
                                                           1,548,125        4.0%

            Business Consumables
    50,000  RPM Inc.                                         506,250
    30,000  Standard Register                                427,500
                                                           ---------
                                                             933,750        2.4%

            Capital Goods
    30,000  Borg Warner                                    1,053,750
    10,000  Eaton                                            670,000
    30,000  Goodrich, (B.F.)                               1,021,875
    30,000  Harris                                           982,500
    10,000  Honeywell International                          336,875
    20,000  Ionics                                 *         612,500
    45,000  Sensormatic Electronics                *        711,562
    40,000  Stoneridge                             *         350,000
    30,000  Timken                                           558,750
    16,964  Visteon                                          205,688
                                                           ---------
                                                           6,503,500       17.0%

            Communication Services
    10,000  AT&T                                             316,250
    40,000  Citizens Communications                *         690,000
    10,000  GTE                                              622,500
    10,000  Motorola                                         290,625
                                                           ---------
                                                           1,919,375        5.0%

            Consumer Products
    45,000  Bob Evans                                        672,188
    30,000  Fortune Brands                                   691,875
    10,000  Goodyear Tire & Rubber                           200,000
   185,400  Petsmart                               *         625,725
    85,000  Pier One Imports                                 828,750
    95,000  Saks                                   *         997,500
                                                           ---------
                                                           4,016,038       10.5%

            Energy
    30,000  Apache                                         1,764,375
    20,000  Conectiv                                         311,250
    25,000  Kansas City Power & Light                        562,500
    20,000  Washington Gas                                   481,250
                                                           ---------
                                                           3,119,375        8.1%

            Entertainment
    25,000  Carnival                                         487,500        1.3%

            Financials
    35,000  American Express                               1,824,375
    18,000  Bank One                                         478,125
     1,000  Berkshire Hathaway Class B             *       1,760,000
     5,000  Chase Manhattan                                  230,312
    30,000  KeyCorp                                          528,750
    12,000  Lehman Brothers Holdings                       1,134,750
                                                           ---------
                                                           5,956,312       15.5%

            Healthcare
    30,000  Becton Dickinson                                 860,625
    50,000  Bergen Brunswig                                  275,000
   100,000  Healthsouth                            *         718,750
    14,000  Invacare                                         367,500
    20,000  Manor Care                             *         140,000
    60,000  Steris                                 *         532,500
                                                           ---------
                                                           2,894,375        7.6%

            Real Estate
    65,000  Developers Diversified Realty                    970,938
    50,000  Saint Joe                                      1,500,000
                                                           ---------
                                                           2,470,938        6.4%

            Technology
    10,000  Cable Design Technologies              *         335,000
   188,000  Iomega                                 *         752,000
    20,000  LSI Logic                              *       1,082,500
    20,000  Silicon Valley Group                   *         517,500
                                                           ---------
                                                           2,687,000        7.0%

            Transportation
    30,000  CSX                                              635,625        1.7%

            Wholesale Distribution
    50,000  Pioneer Standard Electronics                     737,500        1.9%


            TOTAL FOR COMMON STOCKS                       33,909,413       88.4%

            CONVERTIBLE PREFERRED STOCKS
    10,000  Chiquita Brands $2.88                            140,000        0.4%

            CLOSED END EQUITY FUND
   100,000  John Hancock Bank & Thrift                       668,750        1.7%

            US GOVERNMENT SECURITIES
 2,000,000  U.S.Treasury Strips 0%  08-15-00               1,986,580        5.2%

            CASH EQUIVALENTS
 2,472,757  Firstar Treasury Fund 4.54%                    2,472,757        6.5%

            TOTAL INVESTMENTS (Cost -$31,491,921)         39,177,500      102.2%

            OTHER ASSETS LESS LIABILITIES                   (841,926)      -2.2%

            NET ASSETS                                 $  38,335,574      100.0%

* Non-income producing securities.

--------------------------------------------------------------------------------
Statement of Assets & Liabilities
--------------------------------------------------------------------------------
Maxus Equity Fund                                      June 30, 2000 (unaudited)

                                                                      Equity
                                                                       Fund
Assets:
     Investment securities at market value                         $ 39,177,500
     (Identified cost - $31,491,921)
     Cash                                                                 4,053
     Receivables:
       Receivable for investment securities sold                      1,501,889
       Dividends and interest receivable                                 65,848
                                                                   ------------
Total Assets                                                         40,749,290
                                                                   ------------
Liabilities:
     Payable for investment securities purchased                      2,270,187
     Payable for shareholder redemptions                                 50,657
     Accrued expenses                                                    92,872
                                                                   ------------
Total Liabilities                                                     2,413,716
                                                                   ------------
Net Assets                                                         $ 38,335,574
                                                                   ============

Net Assets Consist Of:
     Capital paid in                                                 25,980,167
     Accumulated undistributed net investment income (loss)             133,626
     Accumulated undistributed realized
       gain (loss) on investments - net                               4,536,202
     Unrealized appreciation in value
          of investments based on identified cost - net               7,685,579
                                                                   ------------
Net Assets                                                           38,335,574
                                                                   ============
Net Assets:
     Investor shares                                                 37,482,656
     Institutional shares                                               852,918
                                                                   ------------
          Total                                                      38,335,574
                                                                   ============
Shares of Capital Stock
     Investor shares                                                  1,923,863
     Institutional shares                                                43,623
                                                                   ------------
          Total                                                       1,967,486
                                                                   ============
Net Asset Value per Share
     Investor shares                                               $      19.48
                                                                   ------------
     Institutional shares                                          $      19.55
                                                                   ------------

--------------------------------------------------------------------------------
Statement of Operations
--------------------------------------------------------------------------------
Maxus Equity Fund                                      June 30, 2000 (unaudited)

                                                                      Equity
                                                                       Fund
Investment Income:
Dividend income                                                    $   341,576
Interest income                                                        147,062
                                                                   -----------
Total Income                                                           488,638
                                                                   -----------
Expenses:
Investment advisory fees (Note 2)                                      193,030
Distribution fees (investor shares)                                     95,036
Transfer agent fees/accounting                                          20,331
Custodial fees                                                           8,203
Registration and filing fees                                            11,788
Audit                                                                    8,400
Legal                                                                    7,577
Trustee fees                                                             1,800
Miscellaneous                                                           10,570
                                                                   -----------
Total Expenses                                                         356,735

Net investment income (loss)                                           131,903

Realized and Unrealized Gain (Loss) on Investments:
Realized gain (loss) on investments                                  4,634,479
Unrealized appreciation (depreciation) on investments                 (577,646)
                                                                   -----------
Net realized and unrealized gain (loss) on investments               4,056,833
                                                                   -----------
Net increase (decrease) in net assets from operations              $ 4,188,736

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
Maxus Equity Fund                                      June 30, 2000 (unaudited)



                                                            Maxus Equity Fund
                                                          01/01/00     01/01/99
                                                             to           to
                                                          06/30/00     12/31/99
From Operations:
     Net investment income                                 131,903      528,815
     Net realized gain (loss) on investments             4,634,479      563,351
     Net unrealized appreciation (depreciation)           (577,646)   4,639,730
                                                         ---------    ---------
Increase (decrease) in net assets from operations        4,188,736    5,731,896

Distributions to Investor Shareholders:
     Net investment income                                  (4,316)    (519,250)
     Net realized gain (loss) from
       security transactions                               (71,622)    (555,639)

Distributions to Institutional Shareholders:
     Net investment income                                     (82)      (7,705)
     Net realized gain (loss) from security
       transactions                                         (1,422)      (7,508)
                                                         ---------    ---------
Change in net assets from distributions                    (77,442)  (1,090,102)
                                                         ---------    ---------

From Capital Share Investor Transactions:
     Proceeds from sale of shares                        2,602,238    4,962,583
     Dividend reinvestment                                  71,869    1,011,737
     Cost of shares redeemed                            (9,095,959) (24,005,375)

From Capital Share Institutional Transactions:
     Proceeds from sale of shares                          268,283      526,872
     Dividend reinvestment                                     774       15,213
     Cost of shares redeemed                               (54,429)          (8)
                                                         ---------    ---------
Change in net assets from capital transactions          (6,207,224) (17,488,978)
                                                         ---------    ---------
Change in net assets                                    (2,095,930) (12,847,184)


Net Assets:
     Beginning of period                                40,431,504   53,278,688
                                                        ----------   ----------
     End of period (including accumulated
       undistributed net investment income
       (loss) of $133,626 and $6,121 respectively.)     38,335,574   40,431,504
                                                        ==========   ==========

Investor Share Transactions:
     Issued                                                140,162      289,762
     Reinvested                                              3,977       59,619
     Redeemed                                             (500,775)  (1,415,011)
                                                          ---------   ---------
Net increase (decrease) in shares                         (356,636)  (1,065,630)
Shares outstanding beginning of period                   2,280,499    3,346,129
                                                         ---------    ---------
Shares outstanding end of period                         1,923,863    2,280,499

Institutional Share Transactions:
     Issued                                                 15,180       30,296
     Reinvested                                                 63          895
     Redeemed                                               (2,811)           -
                                                         ---------    ---------
Net increase (decrease) in shares                           12,432       31,191
Shares outstanding beginning of period                      31,191            -
                                                         ---------    ---------
Shares outstanding end of period                            43,623       31,191
                                                         =========    =========

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
Maxus Equity Fund                                    (unaudited) Investor Shares

Selected data for a share of capital stock outstanding throughout the period indicated

                                              01/01/00         01/01/199         01/01/98          01/01/97          01/01/96
                                                 to                to               to                to                to
                                              06/30/00          12/30/99         12/30/98          12/31/97          12/31/96
Net Asset Value -
     Beginning of Period                         17.49             15.92            18.23             16.00              14.57
Net investment income                             0.06              0.19             0.20              0.15               0.27
Net gains (losses) on securities,
     realized and unrealized                      1.96              1.86            (1.80)             4.33               2.50
                                              ---------        ----------        ---------        ----------         ----------
Total from investment operations                  2.02              2.05            (1.60)             4.48               2.77
Distributions
     Net investment income                           -             (0.23)           (0.20)            (0.15)             (0.27)
     Capital gains                               (0.03)            (0.25)           (0.51)            (2.10)             (1.07)
     Return of capital                               -                 -                -                 -                  -
                                              ---------        ----------        ---------        ----------         ----------
          Total distributions                    (0.03)            (0.48)           (0.71)            (2.25)             (1.34)
                                              ---------        ----------        ---------        ----------         ----------
Net Asset Value -
     End of Period                            $  19.48         $   17.49         $  15.92         $   18.23          $   16.00
                                              =========        ==========        =========        ==========         ==========

Total return                                     11.62%            12.93%           -8.74%            28.16%             19.13%

Ratios/Supplemental Data:
Net assets at end of period (thousands)         37,483            39,885           53,279            55,637             38,765
Ratio of expenses to average net assets    *      1.84%             1.83%            1.80%             1.87%              1.90%
Ratio of net income to average net assets  *      0.68%             1.12%            1.15%             1.80%              1.71%
Portfolio turnover rate                    *       111%               78%             118%               89%               111%


                                                (unaudited) Institutional Shares
--------------------------------------------------------------------------------

                                                   01/01/00          01/01/99         2/1/98**
                                                      to                to               to
                                                   06/30/00          12/31/99         12/31/98
Asset Value -
     Beginning of Period                              17.52             15.92            15.92
Net investment income                                  0.10              0.25                -
Net gains (losses) on securities,
     realized and unrealized                           1.96              1.86                -
                                                   ---------         ---------        ---------
Total from investment operations                       2.06              2.11                -
Distributions
     Net investment income                                -             (0.26)               -
     Capital gains                                    (0.03)            (0.25)               -
     Return of capital                                    -                 -                -
                                                   ---------         ---------        ---------
          Total distributions                         (0.03)            (0.51)               -
                                                   ---------         ---------        ---------
Net Asset Value -
     End of Period                                 $  19.55          $  17.52         $  15.92
                                                   =========         =========        =========

Total return                                         11.82%             13.26%            0.00%

Ratios/Supplemental Data:
Net assets at end of period (thousands)                 853               546                0
Ratio of expenses to average net assets     *          1.34%             1.33%       *     1.3%
Ratio of net income to average net assets   *          1.18%             1.62%       *     .65%
Portfolio turnover rate                     *           111%               78%       *     118%

*annualized
**commencement of operations

NOTES TO FINANCIAL STATEMENTS
                                                               MAXUS EQUITY FUND
                                                         JUNE 30, 2000 UNAUDITED


  1.)SIGNIFICANT ACCOUNTING POLICIES
     The Fund is a diversified, open-end management investment company, organized as a Trust under the laws of the State of Ohio by a Declaration of Trust dated July 12, 1989. Shares of the Fund are divided into two classes, Investor shares and Institutional shares. Each share represents an equal proportionate interest in the Fund with other shares of the same class. Investor shares incur a distribution expense. The Fund has an investment objective of obtaining a total return, a combination of capital appreciation and income. The Fund pursues this objective by investing primarily in equity securities. Significant accounting policies of the Fund are presented below.

     SECURITY VALUATION
     The Fund intends to invest in a wide variety of equity and debt securities. The investments in securities are carried at market value. The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Short-term investments are valued at amortized cost, which approximates market. Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.

     SECURITY TRANSACTION TIMING
     Security transactions are recorded on the dates transactions are entered into (the trade dates). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned. The Fund uses the identified cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

     INCOME TAXES
     It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

     ESTIMATES
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



  2.)INVESTMENT ADVISORY AGREEMENT
     The Fund has entered into an investment advisory and administration agreement with Maxus Asset Management Inc., a wholly owned subsidiary of Resource Management Inc. The Investment Advisor receives from the Fund as compensation for its services to the Fund an annual fee of 1% on the first $150,000,000 of the Fund's net assets, and 0.75% of the Fund's net assets in excess of $150,000,000.

  3.)RELATED PARTY TRANSACTIONS
     Resource Management Inc. has two wholly owned subsidiaries which provide services to the Fund. These subsidiaries are Maxus Asset Management Inc.
     and Maxus Securities Corp. Maxus Asset Management was paid $193,030 in investment advisory fees during the six months ending June 30, 2000. The Fund has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Maxus Securities has served as the national distributor of the Fund's shares. The Fund has entered into a distribution agreement pursuant to which the Fund pays Maxus Securities a fee, accrued daily and payable monthly at an annual rate of .50%, based on the average daily net assets for Investor class only. Maxus Securities was reimbursed $95,036 for distribution expenses for the six months ending June 30, 2000. Resource Management Inc. owns 49% of Mutual Shareholder Services. Mutual Shareholder Services performs fund accounting and transfer agency services for the Fund. Mutual Shareholder Services received fees totaling $20,331 for services rendered to the Fund for the six months ending June 30, 2000. Maxus Securities is a registered broker-dealer. Maxus Securities effected substantially all of the investment portfolio transactions for the Fund. For this service Maxus Securities received commissions of $135,563 for the six months ending June 30, 2000.

     At June 30, 2000, Resource Management Inc. owned 10,000 shares in the Fund.

     Certain officers and/or trustees of the Fund are officers and/or directors of the Investment Advisor and Administrator.

  4.)CAPITAL STOCK AND DISTRIBUTION
     At June 30, 2000 an indefinite number of shares of capital stock ($.10 par value) were authorized, and paid-in capital amounted to $25,980,167.

     Distributions to shareholders are recorded on the ex-dividend date. Payments in excess of net investment income or of accumulated net realized gains reported in the financial statements are due primarily to book/tax differences. Payments due to permanent differences have been charged to paid in capital. Payments due to temporary differences have been charged to distributions in excess of net investment income or realized gains.

  5.)PURCHASES AND SALES OF SECURITIES
     During the six months ending June 30, 2000, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $20,832,539 and $26,401,467 respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $1,975,220 respectively.

  6.)SECURITY TRANSACTIONS
     For Federal income tax purposes, the cost of investments owned at June 30, 2000 was the same as identified cost. At June 30, 2000, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

     Appreciation       (Depreciation)       Net Appreciation (Depreciation)
      $9,170,537         $(1,484,958)                  $7,685,579

                               Investment Adviser
                          Maxus Asset Management, Inc.
                             1301 East Ninth Street
                               Cleveland, OH 44114

                                 Transfer Agent
                        Mutual Shareholder Services, LLC.
                           1301 E. 9th St., Suite 1005
                               Cleveland, OH 44114

                                    Custodian
                                Firstar Bank, NA
                                425 Walnut Street
                                  P.O. Box 1118
                              Cincinnati, OH 45201

                                  Legal Counsel
                     Benesch, Friedlander, Coplan & Aronoff
                            2300 BP America Building
                                200 Public Square
                               Cleveland, OH 44114

                         Auditors McCurdy & Associates,
                                   CPA's, Inc.
                               27955 Clemens Road
                               Westlake, OH 44145

                                Board of Trustees
                                  Denis J Amato
                                Richard A Barone
                                  Kent W Clapp
                               Steven M Kasarnich
                                 Joseph H Smith
                                 Burton D Morgan
                                 Michael A Rossi